Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
7.  Fair Value Measurements and Disclosures

Financial instruments are carried at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified and disclosed in the following three levels: Level 1 — unadjusted quoted market prices in active markets for identical assets and liabilities; Level 2 — inputs other than unadjusted quoted market prices that are observable for the asset or liability, either directly or indirectly (including unadjusted quoted market prices for similar investments, interest rates and credit risk); and Level 3 — unobservable inputs for the asset or liability (including the Partnerships’ own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnerships’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and consideration of factors specific to the investment.

The Partnerships’ assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Charter Campbell

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Futures	873,317	–	n/	a	873,317
Forwards	111,529	1,424,500	n/	a	1,536,029
Total Assets	984,846	1,424,500	n/	a	2,409,346

Liabilities
Futures	134,615	–	n/	a	134,615
Forwards	75,657	905,831	n/	a	981,488
Total Liabilities	210,272	905,831	n/	a	1,116,103

Unrealized currency loss					(2,400,799)
*Net fair value	774,574	518,669	n/	a	(1,107,556)

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Futures	1,306,032	–	n/	a	1,306,032
Forwards	–	528,118	n/	a	528,118
Total Assets	1,306,032	528,118	n/	a	1,834,150

Liabilities
Futures	374,233	–	n/	a	374,233
Forwards	–	296,785	n/	a	296,785
Total Liabilities	374,233	296,785	n/	a	671,018

Unrealized currency loss					(2,388,713)
*Net fair value	931,799	231,333	n/	a	(1,225,581)

*	This amount comprises of the “Net unrealized loss on open contracts” on the Statements of Financial Condition.

During the twelve months ended December 31, 2014 and 2013, there were no Level 3 assets and liabilities, and there were no transfers of assets or liabilities between Level 1 and Level 2 for Charter Campbell.

Charter Aspect

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,692,207	–	n/a	2,692,207
Forwards	154,658	860,692	n/a	1,015,350
Total Assets	2,846,865	860,692	n/a	3,707,557

Liabilities
Futures	266,772	–	n/a	266,772
Forwards	230,638	465,702	n/a	696,340
Total Liabilities	497,410	465,702	n/a	963,112

Unrealized currency gain				904,006
*Net fair value	2,349,455	394,990	n/a	3,648,451

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,359,953	–	n/a	2,359,953
Forwards	–	461,172	n/a	461,172
Total Assets	2,359,953	461,172	n/a	2,821,125

Liabilities
Futures	658,381	–	n/a	658,381
Forwards	–	195,918	n/a	195,918
Total Liabilities	658,381	195,918	n/a	854,299

Unrealized currency gain				857,065
*Net fair value	1,701,572	265,254	n/a	2,823,891

*	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.

During the twelve months ended December 31, 2014 and 2013, there were no Level 3 assets and liabilities, and there were no transfers of assets or liabilities between Level 1 and Level 2 for Charter Aspect.

Charter WNT

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,905,937	–	n/a	1,905,937
Forwards	107,239	157,379	n/a	264,618
Total Assets	2,013,176	157,379	n/a	2,170,555

Liabilities
Futures	511,243	–	n/a	511,243
Forwards	146,237	346,494	n/a	492,731
Total Liabilities	657,480	346,494	n/a	1,003,974

Unrealized currency loss				(97,502)
*Net fair value	1,355,696	(189,115)	n/a	1,069,079

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,391,563	–	n/a	2,391,563
Forwards	–	120,687	n/a	120,687
Total Assets	2,391,563	120,687	n/a	2,512,250

Liabilities
Futures	576,554	–	n/a	576,554
Forwards	–	106,402	n/a	106,402
Total Liabilities	576,554	106,402	n/a	682,956

Unrealized currency loss				(37,574)
*Net fair value	1,815,009	14,285	n/a	1,791,720

*	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.

During the twelve months ended December 31, 2014 and 2013, there were no Level 3 assets and liabilities, and there were no transfers of assets or liabilities between Level 1 and Level 2 for Charter WNT.